UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Waterstone Market Neutral Master Fund, Ltd.

Address:    c/o GlobeOp Financial Services (Cayman) Limited
            45 Market Street, Suite 3205, 2nd Floor
            Gardenia Court, Camana Bay
            Grand Cayman, Cayman Islands KY1-9003
            British West Indies

13F File Number: 028-12029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Martin Kalish
Title:      Chief Financial Officer
Phone:      (952) 697-4102

Signature, Place and Date of Signing:


 /s/ Martin Kalish            Plymouth, Minnesota          February 14, 2011
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

000-00000               Waterstone Capital Management, L.P.

SK 21823 0002 1167084